Note 23 - Capital Management (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Cash	1,583	6,778	7,584
Cash equivalents	6,640	2,994	2,989
Total Cash and cash equivalents	8,223	9,772	10,573